Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	Dry Docking Costs– Non Current	Special Survey Costs – Non Current	Financing Costs- Current	Total
December 31, 2011	$531	$355	$330	$1,216
Additions	—	—	3,303	3,303
Write-offs	—	—	(191)	(191)
Vessels held for sale	112	189	—	301
Amortization	(628)	(360)	(555)	(1,543)
December 31, 2012	$15	$184	$2,887	$3,086
Additions	167	—	—	167
Write-offs	—	—	(939)	(939)
Vessels held for sale	—	—	—	—
Amortization	(16)	(184)	(904)	(1,104)
December 31, 2013	$166	$—	$1,044	$1,210
Additions	—	—	—	—
Write-offs	(166)	—	(801)	(967)
Amortization	-	-	(226)	(226)
December 31, 2014	$-	$-	$16	$16